CONDENSED, CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) (Predecessor, USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	May 13, 2014	Jun. 30, 2013	May 13, 2014	Jun. 30, 2013
Predecessor
Aircraft impairment charges on flight equipment held for use	$ 0	$ 15.5	$ 0	$ 35.2
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed	$ 7.0	$ 101.1	$ 49.2	$ 127.6